UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04503

Aquila Municipal Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2016

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
December 31, 2016
(unaudited)

Principal Amount	General Obligation Bonds (3.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$341,217

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,841,956
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	621,391

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	414,896
645,000	3.000%, 06/01/22 AGMC Insured	A1/AA/NR	667,156
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	883,296
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	908,596

	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa2/AA-/NR	656,162
635,000	4.000%, 06/01/26	Aa2/AA-/NR	675,037
660,000	4.000%, 06/01/27	Aa2/AA-/NR	699,626

	Total General Obligation Bonds		9,709,333

	Revenue Bonds (77.9%)

	State Agency (18.4%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,101,500
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,312,660
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,308,680
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,159,690

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,606,175

	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	430,984
990,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	990,960

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	365,849
205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	205,371
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	210,378
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	200,372
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	240,475
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	255,505
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	290,560
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	245,480
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	315,614
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	396,049
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	320,308
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	464,828
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	480,191
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	495,741
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	519,998

	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	Aa3/NR/NR	1,833,733

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A/A+	1,084,107
170,000	5.375%, 11/01/23	Aa3/A/NR	181,795
1,000,000	5.000%, 10/01/25	Aa3/A/A+	1,146,780
85,000	5.500%, 11/01/28	Aa3/A/NR	91,055
625,000	4.000%, 04/01/26 Project 105	A1/A/A+	665,056
655,000	4.000%, 04/01/27 Project 105	A1/A/A+	693,141
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A/A+	1,695,420
3,000,000	5.000%, 08/01/33 Project 108	Aa3/A/A+	3,342,450
5,000,000	5.000%, 08/01/32 Project 110	Aa3/A/A+	5,594,400
2,040,000	5.000%, 11/01/27 Project 112	Aa3/A/A+	2,369,725
1,425,000	5.000%, 11/01/28 Project 112	Aa3/A/A+	1,647,471
2,500,000	5.000%, 02/01/31 Project 112	Aa3/A/A+	2,824,525
845,000	3.000%, 04/01/20 Project 113	A1/A/A+	872,699
875,000	3.000%, 04/01/21 Project 113	A1/A/A+	903,884
895,000	3.000%, 04/01/22 Project 113	A1/A/A+	922,602
1,055,000	2.500%, 10/01/21 Project 114	Aa3/A/A+	1,060,623
1,510,000	3.000%, 10/01/22 Project 114	Aa3/A/A+	1,545,213
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A/A+	1,466,724
870,000	4.000%, 10/01/31 Project 114	Aa3/A/A+	907,062
320,000	5.250%, 02/01/28 AGC Insured	NR/AA/NR	342,016
340,000	5.000%, 02/01/29 AGC Insured	NR/AA/NR	360,811

	Total State Agency		47,468,660

	Airports (5.6%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,755,782
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	450,992
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,519,884
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	843,150
260,000	5.000%, 07/01/29 2016 Series B AMT	Aa2/AA/NR	283,855
275,000	5.000%, 07/01/30 2016 Series B AMT	Aa2/AA/NR	298,900
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	323,061
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	352,942
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	388,028

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,378,202
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,644,827
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,258,033

	Total Airports		14,497,656

	Higher Education (6.7%)

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,048,165
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	202,628

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A/NR	1,323,500
870,000	4.500%, 04/01/32 Series A	Aa3/NR/NR	952,624

	Kentucky Bond Development Corp. Industrial Building Revenue Refunding, City of Paris (Transylvania University Project)
380,000	3.000%, 03/01/20 Series D	NR/A-/NR	391,560
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	403,260
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	411,832

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,488,815

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	Aa3/NR/NR	1,152,880
1,000,000	4.000%, 04/01/31 Series A	Aa3/NR/NR	1,060,470

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	Aa3/NR/NR	2,014,428

	Northern Kentucky University General Receipts
1,095,000	4.000%, 09/01/21 Series B	Aa3/NR/NR	1,188,316
1,190,000	4.000%, 09/01/22 Series B	Aa3/NR/NR	1,299,325

	University of Kentucky General Receipts
2,000,000	4.000%, 04/01/33	Aa2/AA/NR	2,091,380

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa3/AA-/NR	1,118,060

	Western Kentucky University General Receipts
485,000	4.000%, 09/01/29 Series B AGMC Insured	Aa3/AA/NR	517,825
505,000	4.000%, 09/01/30 Series B AGMC Insured	Aa3/AA/NR	536,153

	Total Higher Education		17,201,221

	Hospital (15.8%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB/A-	2,115,320
2,535,000	5.000%, 02/01/23 Series B	Baa2/BBB/A-	2,670,496
805,000	4.000%, 02/01/32 Series 2016A	Baa2/BBB/A-	785,374
2,035,000	4.000%, 02/01/36 Series 2016A	Baa2/BBB/A-	1,900,649

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	839,561
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	781,063
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	568,880

	Kentucky Bond Development Corp. Hospital Facilities Revenue Refunding (St. Elizabeth Medical Center, Inc.)
1,810,000	4.000%, 05/01/32	NR/AA/AA	1,899,034

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A3/NR/A+	5,034,558

	Kentucky Economic Development Finance Authority, Catholic Health
2,500,000	2.700%, 05/01/39 Series B	A3/A-/BBB+	2,503,350

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa2/BBB/A-	1,041,530

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
3,500,000	5.000%, 10/01/31 Series A	NR/A-/A	3,878,119
3,500,000	4.000%, 10/01/34 Series A	NR/A-/A	3,486,595

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/A-/NR	750,058

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A-/NR	990,030

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A3/A-/BBB+	1,077,860
650,000	5.000%, 12/01/35	A3/A-/NR	691,035

	Russell, Kentucky Bon Secours Health System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A-/A	3,530,001

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,477,575
680,000	4.000%, 10/01/29	NR/A+/NR	698,938

	Total Hospital		40,720,026

	Housing (1.3%)

	Kentucky Housing Corporation Housing Revenue
5,000	4.500%, 07/01/25	Aaa/AAA/NR	5,012
600,000	4.750%, 07/01/26	Aaa/AAA/NR	624,552
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,570,000

	Kentucky Housing Multifamily Mortgage Revenue
1,280,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,278,208

	Total Housing		3,477,772

	Local Public Property (6.9%)

	Boyd County, Kentucky Capital Projects Corp., Revenue Refunding, First Mortgage, Court Facilities Project
655,000	3.000%, 08/01/21	Aa3/NR/NR	675,934

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,593,065
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	1,973,264
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,658,893
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR/AA+	2,084,411
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR/AA+	1,082,466

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,232,970
515,000	4.000%, 02/01/25	NR/AA-/NR	554,634
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	113,470
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	113,891
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	325,508
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	377,458

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,018,688

	Louisville & Jefferson County, Kentucky Visitors & Convention Commission, Kentucky International Convention Center
3,090,000	4.000%, 06/01/20	A2/A/NR	3,266,285

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	1,115,460

	Wolfe County, Kentucky Public Properties Corp., First Mortgage Revenue Refunding, Justice Center Project
615,000	4.000%, 04/01/23	Aa3/NR/NR	666,488

	Total Local Public Property		17,852,885

	School Building (11.0%)

	Bullitt County, Kentucky School District Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,184,686
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,241,136

	Campbell County, Kentucky School District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	357,003

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/A+/NR	3,418,860
515,000	4.000%, 08/01/33 Series 2015 D	Aa3/A+/NR	533,916
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,127,010
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	791,573

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,647,656
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,239,988

	Jefferson County, Kentucky School District Finance Corp.
1,975,000	3.000%, 07/01/22 Series A	Aa3/AA-/NR	2,046,930
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	931,256
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,176,276
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,344,840

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	Aa3/NR/NR	596,126
615,000	4.000%, 04/01/34 Series 2016	Aa3/NR/NR	635,141

	Shelby County, Kentucky School District Finance Corp. School Building
915,000	3.000%, 02/01/21	Aa3/NR/NR	946,970
3,200,000	4.000%, 02/01/28	Aa3/NR/NR	3,453,216
2,440,000	4.000%, 02/01/29	Aa3/NR/NR	2,615,582

	Total School Building		28,288,165

	Turnpike/Highway (6.5%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA-/A+	5,659,300
4,030,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	4,568,690
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	1,128,570
1,715,000	5.000%, 07/01/31 Series B	Aa2/AA-/NR	1,958,376
2,925,000	5.000%, 07/01/33 Series B	Aa2/AA-/NR	3,309,462

	Total Turnpike/Highway		16,624,398

	Utilities (5.7%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,483,286
1,000,000	4.000%, 08/01/31	Aa3/AA/NR	1,055,350

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,101,500

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	564,195
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,143,085

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,128,040

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,084,190
3,500,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	3,788,330

	Owensboro, Kentucky Water Revenue
350,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	370,048

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/A+/NR	930,000

	Total Utilities		14,648,024

	Total Revenue Bonds		200,778,807

	Pre-Refunded Bonds (16.6%)††

	Pre-Refunded Revenue Bonds (16.6%)

	State Agency (5.8%)

	Kentucky Asset & Liability Commission University of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	514,830
750,000	5.000%, 10/01/26 Series B	Aa2/AA/NR	772,245
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA/NR	1,029,660

	Kentucky State Property and Buildings Commission
1,205,000	5.375%, 11/01/23 Project 90	NR/NR/NR	1,292,664
665,000	5.500%, 11/01/28 Project 90	NR/NR/NR	714,875
2,820,000	5.750%, 04/01/24 Project 91	A1/A/A+	2,979,415
2,625,000	5.750%, 04/01/29 Project 91	A1/A/A+	2,773,391
2,480,000	5.250%, 02/01/28 Project 93 AGC Insured	NR/AA/NR	2,674,308
2,160,000	5.000%, 02/01/29 Project 93 AGC Insured	NR/AA/NR	2,318,242

	Total State Agency		15,069,630

	Airports (0.8%)

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 ETM AMT	NR/A+/A+	1,116,032
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	NR/NR/A+	1,055,770

	Total Airports		2,171,802

	Higher Education (1.1%)

	Murray State University Project, Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A/NR	762,038

	Western Kentucky University General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/AA-/NR	2,041,820

	Total Higher Education		2,803,858

	Hospital (0.8%)

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue, Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	1,980,190

	Local Public Property (0.7%)

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,031,100

	Kentucky Association of Counties Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	244,956
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	262,046

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	260,058

	Total Local Public Property		1,798,160

	School Building (3.1%)

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,256,313

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	824,507
325,000	4.500%, 05/01/25	Aa3/NR/NR	339,196

	Oldham County, Kentucky School District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,022,870

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	935,568

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	731,664

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,388,469

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,020,090

	Warren County, Kentucky School District Finance Corp.
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	519,835

	Total School Building		8,038,512

	Turnpike/Highway (3.5%)

	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa2/AA-/A+	3,797,255
1,000,000	5.000%, 07/01/25	Aa2/AA-/A+	1,055,910
2,750,000	5.000%, 07/01/27	Aa2/AA-/A+	2,903,753
1,100,000	5.000%, 07/01/28	Aa2/AA-/A+	1,161,501

	Total Turnpike/Highway		8,918,419

	Utilities (0.8%)

	Northern Kentucky Water District
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	1,960,415

	Owensboro, Kentucky Water Revenue
150,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	159,426

	Total Utilities		2,119,841

	Total Pre-Refunded Revenue Bonds		42,900,412

	Total Municipal Bonds (cost $250,586,399)		253,388,552

Shares	Short-Term Investment (0.7%)

1,903,705	Dreyfus Government Cash Management, Institutional Shares, 0.45%** (cost $1,903,705)	Aaa-mf/AAAm/NR	1,903,705

	Total Investments (cost $252,490,104-note b)	99.0%	255,292,257
	Other assets less liabilities	1.0	2,476,809
	Net Assets	100.0%	$257,769,066

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	0.9%
Pre-refunded bonds\ ETM bonds††	16.9
Aa of Moody's or AA of S&P or Fitch	57.0
A of Moody's or S&P or Fitch	24.7
Not Rated*	0.5
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
December 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $252,450,642 amounted to of $2,841,615, which consisted of aggregate gross unrealized appreciation of $5,816,846 and aggregate gross unrealized depreciation of $2,975,231.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,903,705
Level 2 – Other Significant Observable Inputs- Municipal Bonds	253,388,552
Level 3 – Significant Unobservable Inputs	-
Total	$255,292,257
+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2016
(unaudited)

Principal Amount	General Obligation Bonds (27.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,132,813

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,296,514
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,099,800

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	523,225
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,670,227

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,434,843
750,000	4.300%, 07/01/30 AGMC Insured Series 2010 A	A1/AA/AA+	797,933
1,515,000	4.250%, 07/15/24 BAMI Insured Series B	A1/AA/AA+	1,663,167
1,570,000	4.250%, 07/15/25 BAMI Insured Series B	A1/AA/AA+	1,730,344

	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA/NR	1,018,200
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA/NR	627,354
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	541,870
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	547,730

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,674,175

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	535,845

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,038,197
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,038,044

	Lincoln, Rhode Island
2,245,000	3.500%, 08/01/24 Series A	Aa2/NR/AA	2,395,774
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AA	2,376,189

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,093,480

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,078,865

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	852,473

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,067,098
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,595,070
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,070,883

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,613,010
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,603,605
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	974,522
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,516,702
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	992,040
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	524,020

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,172,860
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,365,394
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,841,720
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,818,420
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,263,011
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,723,645
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,714,470
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,323,620
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,342,960

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,060,453

	Warwick, Rhode Island
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	A1/AA/NR	1,031,149
2,000,000	4.000%, 08/01/22 AGMC Insured Series 2015 B	NR/AA/NR	2,176,840

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,225,807

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	2,015,919
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,056,280
795,000	5.000%, 10/01/32 BAMI Insured Series A	Baa2/AA/NR	892,348

	Total General Obligation Bonds		69,148,908

	Revenue Bonds (62.0%)

	Development (5.4%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 AGMC Insured Series A	A2/AA/NR	1,907,825

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA/AA-	1,019,850

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,706,400
1,500,000	5.500%, 05/15/27 AGC Insured Series A	A1/AA/AA-	1,633,155

	Total Development		13,267,230

	Higher Education (9.3%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,222,185
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,599,583
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,114,230
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,585,697

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,731,175

	Rhode Island Health and Education Building Corp., Johnson & Wales University
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	NR/AA-/NR	793,031

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	1,337,538

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,693,060

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,016,110
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,066,740
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA/NR	1,005,040

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,195,360
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	522,055

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,045,470

	Total Higher Education		22,927,274

	Hospital (2.4%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB/BBB-	525,955

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,076,590
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,326,675
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,066,130
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,829,765

	Total Hospital		5,825,115

	Housing (8.2%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
2,330,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,411,527
1,500,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,552,215
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,238,988
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	949,392
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,091,897

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
3,500,000	3.350%, 10/01/41 Series 68-C	Aa2/AA+/NR	3,116,750

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,647,800
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,116,160
985,000	3.150%, 10/01/31 Series 2016 1B	Aa2/NR/NR	934,361
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,322,400
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,010,430
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	991,790

	Total Housing		20,383,710

	Public School (19.7%)

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,083,100
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	542,690

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,011,310
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	507,240

	Rhode Island Health and Education Building Corp., Public School Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	927,773
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,874,647

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,118,900

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	A1/AA/NR	1,029,850
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,027,660

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 BAMI Insured Series 2015 B	NR/AA/NR	1,225,025

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,156,475
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,010,790
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,013,460

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,005,060

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,796,240

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,080,020

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,575,780

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,066,640
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,221,759

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,680,465

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,200,220
1,270,000	3.250%, 05/15/29 Series A	Aa3/NR/NR	1,259,738

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured Series 2015 A	A1/AA/NR	3,140,790
3,000,000	3.750%, 05/15/27 AGMC Insured Series 2015 A	A1/AA/NR	3,131,310
3,000,000	4.000%, 05/15/28 AGMC Insured Series 2015 A	A1/AA/NR	3,170,250
2,760,000	4.000%, 05/15/30 AGMC Insured Series 2015 B	A1/AA/NR	2,889,803

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,195,260
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,212,760
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,201,700

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	840,808

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of West Warwick
935,000	4.000%, 05/15/21	A1/NR/NR	990,997
745,000	3.000%, 11/15/21	A1/NR/NR	755,102

	Total Public School		48,943,622

	Transportation (5.7%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/BBB+/BBB+	712,432
1,015,000	5.000%, 07/01/37 Series D	Baa1/BBB+/BBB+	1,133,988

	Rhode Island State Commerce Corp., Grant Anticipation (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,009,896
1,000,000	5.000%, 06/15/31	A2/AA-/NR	1,144,820

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	1,117,750
2,000,000	4.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	2,113,500
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	562,475
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,040,340

	Rhode Island State Economic Development Corp., Motor Fuel Tax (Rhode Island Department of Transportation)
2,385,000	4.700%, 06/15/23 Series 2003 A AMBAC Insured	A3/A+/A	2,392,060
1,000,000	4.000%, 06/15/18 Series 2006 A AMBAC Insured	A3/A+/A	1,001,900

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	A3/AA/NR	1,002,210

	Total Transportation		14,231,371

	Turnpike/Highway (3.8%)

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	532,925
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,737,536
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,195,720
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,093,230

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,334,178
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,558,710
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,031,950

	Total Turnpike/Highway		9,484,249

	Water and Sewer (7.5%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,341,091

	Rhode Island Clean Water Protection Finance Agency
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,548,816
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,495

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,778,008

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,150,675
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,028,170
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,024,520

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 NPFG Insured Series 2015	A3/AA-/NR	1,968,498

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,785,970

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	501,515

	Total Water and Sewer		18,628,758

	Total Revenue Bonds		153,691,329

	Pre-Refunded\ Escrowed to Maturity Bonds (8.6%)††

	Pre-Refunded General Obligation Bonds (1.4%)

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A1/AA/NR	2,578,707
990,000	4.750%, 07/01/28 AGMC Insured	A1/AA/NR	1,041,708

	Total Pre-Refunded General Obligation Bonds		3,620,415

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (7.2%)

	Hospital (0.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/20 Series 2013 A	NR/BB/BBB-	557,475
500,000	5.000%, 09/01/22 Series 2013 A	NR/BB/BBB-	578,375

	Total Hospital		1,135,850

	Public School (5.4%)

	Providence, Rhode Island Public Building Authority, School Projects
1,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	A2/AA/NR	1,012,720
2,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	A2/AA/NR	2,025,440

	Rhode Island Health and Education Building Corp., Public School Financing Program
465,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/NR/NR	471,836
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,562,400
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,086,560
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,134,880
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,096,660

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,070,000	5.000%, 05/15/24	NR/NR/NR	1,124,570

	Total Public School		13,515,066

	Transportation (0.7%)

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	1,636,770

	Water and Sewer (0.4%)

	Narragansett, Rhode Island Bay Commission Wastewater System
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,003,000

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	290,170
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/AA-/NR	261,954

	Total Other Revenue		552,124

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		17,842,810

	Total Pre-Refunded\ Escrowed to Maturity Bonds		21,463,225

	Total Municipal Bonds (cost $241,439,728)		244,303,462

Shares	Short-Term Investment (0.8%)

1,888,263	Dreyfus Government Cash Management, Institutional Shares, 0.45%** (cost $1,888,263)	Aaa-mf/AAAm/NR	1,888,263

	Total Investments (cost $243,327,991-note b)	99.3%	246,191,725
	Other assets less liabilities	0.7	1,824,081
	Net Assets	100.0%	$248,015,806

Percent of
Investments†
Portfolio Distribution By Quality Rating
Aaa of Moody's or AAA of S&P or Fitch	8.1%
Pre-refunded bonds\ ETM bonds††	8.8
Aa of Moody's or AA of S&P or Fitch	57.7
A of Moody's or S&P or Fitch	20.7
Baa of Moody's or BBB of S&P or Fitch	4.7
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM.  All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $243,298,280 amounted to $2,893,445, which consisted of aggregate gross unrealized appreciation of $5,995,230 and aggregate gross unrealized depreciation of $3,101,785.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,888,263
Level 2 – Other Significant Observable Inputs-Municipal Bonds	244,303,462
Level 3 – Significant Unobservable Inputs	-
Total	$246,191,725
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
December 31, 2016
(unaudited)

Principal Amount	General Obligation Bonds (23.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Hospital (0.7%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,250,560

	Metropolitan District (2.6%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	2,950,168

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,187,930

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,798,347

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,182,533

	Total Metropolitan District		8,118,978

	School Districts (20.1%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	3,580,230
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,201,910

	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/29	Aa2/AA-/NR	1,198,440

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,112,630
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,320,250

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,196,304
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,313,300
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,191,740
1,060,000	5.000%, 12/01/28	Aa2/AA-/NR	1,260,128
3,895,000	5.000%, 12/01/29	Aa2/AA-/NR	4,599,839

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,748,009

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,202,790

	Boulder Larimer & Weld Counties, Colorado
2,000,000	5.000%, 12/15/27	Aa2/AA/NR	2,400,280

	Boulder Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,390,020

	Boulder Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA/NR	2,410,420

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA/AA+	3,278,970
2,000,000	4.000%, 12/01/27	Aa2/AA/AA+	2,231,380

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA/AA+	2,391,460
4,000,000	5.000%, 12/01/27	Aa2/AA/AA+	4,732,120

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,356,042

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,159,495

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,903,264

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,341,610

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,202,800

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,678,440
750,000	4.500%, 12/01/26	Aa3/NR/NR	846,645

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,518,580

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,265,715

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,170,380

	Total School Districts		63,203,191

	Water & Sewer (0.4%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,369,362

	Total General Obligation Bonds		74,942,091

	Revenue Bonds (50.7%)

	Airport (3.0%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,854,811
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,324,454
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,284,670

	Total Airport		9,463,935

	City & County (1.0%)

	Boulder, Colorado Open Space Capital Improvement Trust Fund
2,530,000	5.000%, 12/15/27	NR/AA/NR	3,034,103

	Electric (3.0%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,181,880
295,000	4.750%, 11/15/27	Aa2/AA/NR	319,500

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,070,090
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,066,640

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,018,366
420,000	5.250%, 11/15/23 (unrefunded portion)	Aa2/AA/NR	450,400

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,230,565

	Platte River Power Authority, Colorado Power
1,000,000	4.000%, 06/01/26	NR/AA/AA	1,123,230

	Total Electric		9,460,671

	Higher Education (12.9%)

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,064,698

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,873,825
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,793,693

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	925,976
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/AA-/NR	8,354,220

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	1,213,730

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,605,003

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,440,072

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa2/NR/AA+	1,505,090

	University of Colorado Enterprise System Series A
2,620,000	5.000%, 06/01/29	Aa2/NR/AA+	3,089,792
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa2/NR/AA+	1,414,275

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	1,798,658
1,500,000	5.000%, 06/01/26	Aa2/NR/AA+	1,820,955

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,168,030
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,143,603
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,275,924

	Total Higher Education		40,487,544

	Hospital (3.4%)

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project
450,000	5.250%, 06/01/19 (unrefunded portion)	Baa2/BBB+/NR	450,779
290,000	5.250%, 06/01/21 (unrefunded portion)	Baa2/BBB+/NR	290,392
575,000	5.250%, 06/01/24 (unrefunded portion)	Baa2/BBB+/NR	575,546

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/A-/NR	1,565,145

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
1,000,000	6.000%, 10/01/23	A3/A-/BBB+	1,078,540

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,287,010

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,006,560
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,504,725

	Total Hospital		10,758,697

	Housing (0.2%)

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
590,000	5.000%, 11/01/34	A2/A/NR	599,623

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
115,000	5.400%, 10/01/29	Aa2/AA+/NR	116,006

	Total Housing		715,629

	Lease (11.7%)

	Adams 12 Five Star Schools, Colorado COP
2,070,000	5.000%, 12/15/26	Aa3/NR/NR	2,482,758
1,030,000	5.000%, 12/15/27	Aa3/NR/NR	1,245,558

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,296,624

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,635,705

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,055,696

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,165,760

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 AGC Insured	A3/AA/NR	1,021,160

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,228,810

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,717,129

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,015,291

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,158,770

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,273,548

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,802,596

	El Paso County, Colorado COP (Judicial Complex Project)
1,085,000	4.500%, 12/01/26 AMBAC Insured (unrefunded portion)	NR/AA/NR	1,115,944

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,618,988

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,094,190

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,082,624

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/A+/NR	1,171,260

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	2,941,393

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,605,060

	Total Lease		36,728,864

	Sales Tax (5.0%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,444,420

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,113,404

	Commerce City, Colorado Sales & Use Tax
500,000	5.000%, 08/01/28 AGMC Insured	A2/AA/NR	578,155
500,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	575,915
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,171,600

	Denver, Colorado City & County Dedicated Tax Refunding & Improvement, Series A
1,350,000	5.000%, 08/01/26	Aa3/AA-/AA	1,652,454
1,500,000	5.000%, 08/01/27	Aa3/AA-/AA	1,816,035

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,153,042

	Park Meadows Business Implementation District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,523,670

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,380,375

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A+/NR	1,166,856

	Total Sales Tax		15,575,926

	Transportation (0.7%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/AA-	2,308,020

	Water & Sewer (9.8%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,580,476
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,213,147

	Aurora, Colorado Water Revenue Refunding, First Lien, Green Bonds
1,000,000	5.000%, 08/01/28	NR/AA+/AA+	1,214,490
1,000,000	5.000%, 08/01/29	NR/AA+/AA+	1,207,850

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,124,172
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,771,557

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,835,171

	Castle Rock, Colorado Water & Sewer Enterprise, Revenue Refunding
1,000,000	5.000%, 12/01/28	Aa3/AA+/NR	1,203,530

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,122,404
1,000,000	5.000%, 09/01/27	Aaa/AAA/AAA	1,211,340
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,860,027

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,102,630

	Erie, Colorado Water Enterprise Revenue, Series A
265,000	5.000%, 12/01/25 AGMC Insured (unrefunded portion)	A1/NR/NR	273,965

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,044,960

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,613,390

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,148,000

	Thorton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,193,319

	Westminster, Colorado Water & Wastewater Utility Enterprise
1,160,000	5.000%, 12/01/28	NR/AAA/AA+	1,406,233

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,835,841

	Total Water & Sewer		30,962,502

	Total Revenue Bonds		159,495,891

	Pre-Refunded Bonds (22.1%)††

	Pre-Refunded General Obligation Bonds (6.0%)

	Metropolitan District (1.6%)

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	1,941,731

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	901,933

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/NR	2,223,560

	Total Metropolitan District		5,067,224

	School Districts (4.4%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,697,450

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,702,555

	Boulder Larimer & Weld Counties, Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,605,015

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA/NR	3,269,250

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,548,645

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,101,147

	Total School Districts		13,924,062

	Total Pre-Refunded General Obligation Bonds		18,991,286

	Pre-Refunded Revenue Bonds (16.1%)

	Airport (0.3%)

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,035,130

	Electric (0.9%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,855,586

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
865,000	5.250%, 11/15/23	NR/NR/NR*	927,280

	Total Electric		2,782,866

	Higher Education (4.0%)

	Adams State College, Colorado Auxiliary Facilities Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,087,450

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,556,268

	Colorado State Board of Governors University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	970,864

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26	NR/AA-/NR	2,080,020

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa2/NR/AA+	2,167,720

	University of Colorado Enterprise System Series A
2,000,000	4.750%, 06/01/27	Aa2/NR/AA+	2,250,580

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,287,333

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,104,476

	Total Higher Education		12,504,711

	Hospital (1.0%)

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/BBB+	1,046,950

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA/A+	2,177,200

	Total Hospital		3,224,150

	Lease (6.8%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A/NR	1,880,731
500,000	5.000%, 12/01/25	Aa3/A/NR	534,800

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,711,360
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,286,340

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	A3/AA/NR	3,069,660

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,214,350

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,300,029

	El Paso County, Colorado COP (Judicial Complex Project)
735,000	4.500%, 12/01/26 AMBAC Insured	NR/NR/NR*	757,520

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,317,690

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,366,932
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,071,010

	Total Lease		21,510,422

	Sales Tax (1.4%)

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/NR	4,394,480

	Water & Sewer (0.7%)

	Aurora, Colorado Water Improvement First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,278,663

	Erie, Colorado Water Enterprise Revenue, Series A
735,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	761,159

	Total Water & Sewer		2,039,822

	Miscellaneous Revenue (1.0%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,093,270

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	2,079,314

	Total Miscellaneous Revenue		3,172,584

	Total Pre-Refunded Revenue Bonds		50,664,165

	Total Pre-Refunded Bonds		69,655,451

	Total Investments (cost $295,499,128-note b)	96.6%	304,093,433
	Other assets less liabilities	3.4	10,826,674
	Net Assets	100.0%	$314,920,107

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	1.6%
Pre-refunded Bonds††	22.9
Aa of Moody's or AA of S&P or Fitch	60.4
A of Moody's or S&P or Fitch	12.3
Baa of Moody's or BBB of S&P or Fitch	2.3
Not Rated*	0.5
100.0%

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
December 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $295,481,201 amounted to $8,612,232, which consisted of aggregate gross unrealized appreciation of $10,664,702 and aggregate gross unrealized depreciation of $2,052,470.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	304,093,433
Level 3 – Significant Unobservable Inputs	-
Total	$304,093,433
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
December 31, 2016
(unaudited)

Amount	General Obligation Bonds (19.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (5.1%)

	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,150,260

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,490,353
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,096,380

	Fort Bend County, Texas
1,000,000	4.500%, 03/01/35 Series B	Aa1/NR/AA+	1,076,090

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,136,330
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	863,978
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	849,458

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa3/AA/NR	1,069,090
1,000,000	5.000%, 03/01/33	Aa3/AA/NR	1,124,930

	Matanuska-Susitna Borough, Alaska
1,000,000	4.500%, 07/01/30	NR/AA+/AA	1,112,590

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,141,170

	Orem, Utah Refunding
900,000	0.250%, 12/01/17	NR/AA/AA+	891,702

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,168,910

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,125,670

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,033,537

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,225,440

	Total City and County		21,555,888

	Hospital (1.0%)

	Bexar County, Texas Hospital District Limited Tax
1,855,000	4.000%, 02/15/34	Aa1/AA+/AA+	1,903,434

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center, Limited Tax
1,000,000	5.000%, 12/01/26†††	A2/A/NR	1,146,990

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,118,700

	Total Hospital		4,169,124

	Local Public Property (0.2%)

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,117,420

	Public Schools (10.2%)

	Aldine, Texas Independent School District
1,000,000	4.000%, 02/15/37 PSF Guaranteed	Aaa/AAA/NR	1,040,030

	Clark County, Nevada School District Limited Tax
2,000,000	4.000%, 06/15/30 Series D	A1/AA-/NR	2,101,300

	Crowley, Texas Independent School District
1,000,000	4.000%, 08/01/35 Series A PSF Guaranteed	Aaa/NR/NR	1,041,250

	Davis County, Utah School District School Board Guaranty Program
4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	4,928,817

	Duchesne County, Utah School District School Building, School Board Guaranty Program
6,250,000	4.000%, 06/01/32	Aaa/NR/NR	6,684,688

	Eagle Pass, Texas Independent School District
2,580,000	4.000%, 08/15/35 PSF Guaranteed	NR/AAA/AAA	2,675,899
2,685,000	4.000%, 08/15/36 PSF Guaranteed	NR/AAA/AAA	2,778,143

	Forney, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/39 AGMC Insured	NR/AA/NR	343,710

	Frisco, Texas Independent School District
1,000,000	4.000%, 08/15/34 Series A PSF Guaranteed	Aaa/AAA/NR	1,048,240

	Grant & Douglas Counties, Washington School District No. 144 Quincy School Board Guaranty Program
1,500,000	4.000%, 12/01/35	Aa1/AA+/NR	1,578,075

	Jefferson County, Washington School District No. 50 Port Townsend School Board Guaranty Program
1,000,000	5.000%, 12/01/35	Aa1/NR/NR	1,146,000

	Kitsap County, Washington School District No. 401 Central Kitsap School Board Guaranty Program
1,000,000	4.000%, 12/01/35	Aa1/AA+/NR	1,031,650

	Lewis County, Washington School District No. 302 Chehalis School Board Guaranty Program
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,127,780

	Liberty Hill, Texas Independent School District
935,000	4.000%, 02/01/36 PSF Guaranteed	Aaa/NR/NR	976,308

	San Antonio, Texas Independent School District
1,000,000	4.000%, 08/15/33 PSF Guaranteed	Aaa/NR/AAA	1,059,760

	San Benito, Texas Consolidated Independent School District
1,510,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,586,482

	Taylor, Texas Consolidated Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,064,390

	Washington County, Utah School District, School Board Guaranty Program
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,453,494
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,594,827

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,220,540

	Willis, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/NR	1,046,640

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	580,460

	Total Public Schools		43,108,483

	State (1.2%)

	Texas State Transportation Commission Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,166,010

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,171,140

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,173,270

	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2 AGMC Insured	Aa1/AA+/AA+	1,481,925

	Total State		4,992,345

	Water and Sewer (1.4%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	854,505

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa1/AA/NR	1,116,040

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa1/AA/NR	2,687,074

	Las Vegas Valley, Nevada Water District Refunding, Limited Tax & Water Improvement
1,000,000	5.000%, 06/01/36 Series A	Aa1/AA/NR	1,138,210

	Total Water and Sewer		5,795,829

	Total General Obligation Bonds		80,739,089

	Revenue Bonds (63.5%)

	Airport (1.1%)

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,088,370

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,621,980

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,856,704

	Total Airport		4,567,054

	Charter Schools (8.1%)

	Utah County, Utah Charter School Revenue Renaissance Academy
50,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	50,221

	Utah State Charter School Finance Authority American Leadership Academy
1,400,000	5.000%, 10/15/35	NR/AA/NR	1,526,504

	Utah State Charter School Finance Authority George Washington Academy
500,000	1.000%, 04/15/18 Series 2015	NR/AA/NR	497,535
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,617,375

	Utah State Charter School Finance Authority Good Foundations Academy
830,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	820,314
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,612,814
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,170,481

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,432,940
1,280,000	4.000%, 10/15/31	NR/AA/NR	1,331,302

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,459,796

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	428,271
440,000	4.000%, 04/15/24	NR/AA/NR	466,198
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,775,486
1,635,000	5.000%, 04/15/34	NR/AA/NR	1,756,840

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,080,900

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	516,563
505,000	4.000%, 10/15/23	NR/AA/NR	552,329
525,000	4.000%, 10/15/24	NR/AA/NR	561,267

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,140,310
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,091,020

	Utah State Charter School Finance Authority Davinci Academy, Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,096,790

	Utah State Charter School Finance Authority Venture Academy
360,000	0.500%, 10/15/19	NR/AA/NR	347,814
675,000	4.000%, 10/15/24	NR/AA/NR	720,306
855,000	5.000%, 10/15/29	NR/AA/NR	955,189
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,199,693
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,213,797
2,115,000	5.000%, 10/15/44	NR/AA/NR	2,293,295

	Utah State Charter School Finance Authority Wasatch Peak Academy Project, School Board Guaranty Program
740,000	5.000%, 10/15/29	NR/AA/NR	822,288
700,000	5.000%, 10/15/36	NR/AA/NR	753,368

	Total Charter Schools		34,291,006

	Electric (7.5%)

	Clark County, Washington Public Utility District No. 001 Electric Revenue Refunding
880,000	5.000%, 01/01/30	A1/A/A+	1,003,526

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,115,030

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	536,630

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A2/A/A	1,586,336
1,000,000	5.000%, 05/15/36 Series A	A2/A/A	1,104,060

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,129,530

	San Antonio, Texas Electric & Gas Revenue System
2,000,000	4.000%, 02/01/33	Aa1/AA/AA+	2,100,940

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	1,005,543

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,305,170

	St. George, Utah Electric Revenue
1,820,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,923,758

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A	1,127,690

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,250,640
1,000,000	5.000%, 04/01/25	NR/A-/A	1,122,920
6,375,000	5.000%, 04/01/26	NR/A-/A	7,143,379

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	886,099
905,000	5.000%, 03/01/32	NR/A/A	1,000,550
745,000	5.000%, 03/01/34	NR/A/A	814,255

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/A	383,206
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A	3,360,660

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured†††	A2/AA/NR	778,296

	Total Electric		31,678,218

	Higher Education (8.3%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,095,010

	Salt Lake County, Utah Westminster College Project
280,000	1.000%, 10/01/17	NR/BBB/NR	279,034
685,000	5.000%, 10/01/19	NR/BBB/NR	726,854
720,000	5.000%, 10/01/20	NR/BBB/NR	774,504
825,000	4.750%, 10/01/20	NR/BBB/NR	832,491
870,000	4.750%, 10/01/21	NR/BBB/NR	877,900
790,000	5.000%, 10/01/22	NR/BBB/NR	855,357
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,155,003
600,000	5.000%, 10/01/27	NR/BBB/NR	605,802
955,000	5.000%, 10/01/28	NR/BBB/NR	1,041,007
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,084,405

1,845,000	5.000%, 10/01/29	NR/BBB/NR	1,994,039
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,134,505

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	581,595

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,130,500

	University of Wyoming Facilities
500,000	4.000%, 06/01/31	Aa2/NR/NR	530,170

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,058,480

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	411,082
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,122
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,220
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,328

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	897,570
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	239,792

	Utah State Board of Regents, University of Utah
530,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	611,753
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	686,682
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,156,310
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	522,135
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,730,430

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,189,875

	Utah State Board of Regents, Utah Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,444,662

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,472,392
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,550,012

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,329,785

	Total Higher Education		34,996,806

	Hospital (2.8%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
890,000	5.000%, 04/01/18	A2/A/NR	895,776
750,000	5.000%, 04/01/30	A2/A/NR	822,360

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,127,318
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,082,960

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	574,025

	Henderson, Nevada Health Care Facilities, Dignity Health
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,374,638

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,113,780

	Reno, Nevada Hospital Revenue, Washoe Medical Center
65,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	67,698
70,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	72,875

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	1,002,707

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,358,987
880,000	5.000%, 05/15/28	Aa1/AA+/NR	986,973
500,000	5.000%, 05/15/29	Aa1/AA+/NR	557,900

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	616,920

	Total Hospital		11,654,917

	Housing (0.6%)

	Utah Housing Corporation Single Family Mortgage
85,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	86,582
635,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	645,109
95,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	97,148
310,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	317,921
1,275,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	1,278,825

	Total Housing		2,425,585

	Local Public Property (10.0%)

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,237,842

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,238,416
376,000	5.500%, 08/01/29	A1/NR/NR	410,513

	Brownsville, Texas Navigation District - Senior Lien
1,220,000	5.000%, 03/01/30 AGMC Insured AMT	A2/AA/NR	1,361,227

	Civicventures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,129,460
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,122,250
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,117,470

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	490,103

	Downtown Redevelopment Authority Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,109,560

	Eagle Mountain, Utah Special Assessment Area
405,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	446,314

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	568,050

	Herriman, Utah Special Assessment Towne Center Assessment Area
245,000	5.000%, 11/01/29	NR/AA-/NR	271,590

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,122,770

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,170,072

	Mesquite, Nevada New Special Improvement District
95,000	5.250%, 08/01/17	NR/NR/NR*	95,098
220,000	5.350%, 08/01/19	NR/NR/NR*	220,231
95,000	5.400%, 08/01/20	NR/NR/NR*	95,088
340,000	5.500%, 08/01/25	NR/NR/NR*	340,150

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A+/NR	500,965

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	1,166,080

	Orem, Utah Special Assessment
155,000	7.750%, 11/01/25	NR/NR/NR*	156,192

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,040,530
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	415,635
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	443,063
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	476,592

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,370,000	4.000%, 11/01/27	NR/AA+/NR	1,467,667
1,735,000	4.000%, 11/01/28	NR/AA+/NR	1,842,102
1,500,000	4.000%, 11/01/30	NR/AA+/NR	1,569,450

	Springville, Utah Special Assessment Revenue
38,000	5.500%, 01/15/17	NR/NR/NR*	37,998
40,000	5.650%, 01/15/18	NR/NR/NR*	39,960
43,000	5.800%, 01/15/19	NR/NR/NR*	42,751
37,000	5.900%, 01/15/20	NR/NR/NR*	36,483

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	563,835

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	556,070

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,503,314
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,598,299

	Weber County, Utah Special Assessment Summit Mountain Area
1,590,000	5.500%, 01/15/28	NR/AA-/NR	1,865,070
4,120,000	5.750%, 01/15/33	NR/AA-/NR	4,877,544

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,149,550
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,120,210

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	925,524
1,310,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	1,325,903

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA-/NR	2,114,876

	Total Local Public Property		42,381,867

	Public Schools (0.9%)

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,455,061

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
2,327,000	2.000%, 08/01/22	NR/NR/NR*	2,327,047

	Total Public Schools		3,782,108

	Sales Tax (4.7%)

	Bountiful City, Utah Sales Tax Refunding Bond
220,000	4.000%, 06/01/17	NR/AA/NR	222,781

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,166,630

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,266,500

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,142,570

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
350,000	1.000%, 08/01/19 Series B	NR/AA-/NR	342,853
2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	2,253,200
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,265,406
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,728,979

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,121,030

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AA	784,875
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,148,420

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AA+	1,138,730

	Spanish Fork City, Utah Sales Tax Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,108,789

	Utah Transit Authority Sales Tax Revenue
1,000,000	4.000%, 12/15/30	A1/A+/AA	1,063,910

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	518,220

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,535,275

	Total Sales Tax		19,808,168

	State Agency (2.3%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
635,000	1.000%, 10/15/19	A2/AA-/NR	615,156
1,970,000	5.250%, 10/15/30	A2/AA-/NR	2,314,730
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,125,060
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,857,630
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA/NR	1,141,530
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA/NR	1,657,959

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,183,340

	Total State Agency		9,895,405

	Transportation (5.3%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,309,140

	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A	A1/A/NR	820,783

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,162,780
2,000,000	5.000%, 06/15/38 Series A	Aa2/AAA/AA	2,275,620

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,598,450
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,551,850

	Utah Transit Authority Sales Tax Revenue Refunding
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,129,220

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	241,030

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,073,850
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,057,650
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,054,940

	Total Transportation		22,275,313

	Water and Sewer (11.9%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA	1,242,405

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,085,840
4,000,000	5.000%, 03/01/33 Series A AGMC Insured††††	NR/AA/AA	4,323,000

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,108,670

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,094,130

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A2/AA/NR	564,530

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA+	6,632,752

	Jordanelle, Utah Special Service District
216,000	5.300%, 11/15/17	NR/NR/NR*	216,039
228,000	5.400%, 11/15/18	NR/NR/NR*	227,991
240,000	5.500%, 11/15/19	NR/NR/NR*	238,855
253,000	5.600%, 11/15/20	NR/NR/NR*	249,622
268,000	5.700%, 11/15/21	NR/NR/NR*	263,637
283,000	5.800%, 11/15/22	NR/NR/NR*	275,588
299,000	6.000%, 11/15/23	NR/NR/NR*	289,997

	Kane County, Utah Water Conservancy District Revenue Refunding
945,000	4.000%, 08/15/29 AGMC Insured	NR/AA/NR	1,020,695

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,187,350
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,651,035
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,123,170

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,340,830

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A/NR	1,120,230
1,000,000	5.250%, 06/30/28	NR/A/NR	1,119,780
60,000	5.250%, 06/30/34	NR/A/NR	66,762

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,349,521
2,765,000	4.000%, 06/15/33	Aa3/AA-/NR	2,946,356
2,885,000	4.000%, 06/15/34	Aa3/AA-/NR	3,050,080

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	585,585

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA-	1,153,760

	Pleasant Grove City, Utah Water Revenue
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,071,350

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,241,427

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,131,590

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,649,257

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,004,168

	Texas Water Development Board State Water Implementation Fund
3,000,000	4.000%, 10/15/33	NR/AAA/AAA	3,161,310

	Utah Water Finance Agency Revenue
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,683,312

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	960,119

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	956,696

	Total Water and Sewer		50,387,439

	Total Revenue Bonds		268,143,886

	Pre-Refunded\ Escrowed to Maturity Bonds (16.4%)††

	Pre-Refunded General Obligation Bonds (1.4%)

	City and County (0.4%)

	Miami-Dade County, Florida Building Better Communities Program
1,605,000	5.625%, 07/01/38	Aa2/AA/NR	1,709,486

	Public Schools (0.4%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A+	527,640

	Granite School District, Utah, Salt Lake County School Building School Board Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,135,840

	Total Public Schools		1,663,480

	State (0.4%)

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/NR	1,432,622

	Water and Sewer (0.2%)

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	997,526

	Total Pre-Refunded General Obligation Bonds		5,803,114

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds(15.0%)

	Charter Schools (0.5%)

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
875,000	5.750%, 02/15/22 Series A	NR/BB+/NR	909,606
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,053,490

	Total Charter Schools		1,963,096

	Electric (1.7%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,099,770

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	368,410

	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,949,050

	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29	NR/NR/NR*	65,243
5,000	5.250%, 05/15/29	NR/NR/NR*	5,425

	San Antonio, Texas Electric & Gas Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,041,560

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	751,291

	Total Electric		7,280,749

	Higher Education (1.9%)

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/NR	2,096,720

	Utah State Board of Regents, University of Utah- Auxiliary and Campus Facilities
2,980,000	4.500%, 04/01/29 Series 2012A	Aa2/AA+/NR	3,356,612

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,387,714

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,025,107

	Total Higher Education		7,866,153

	Hospital (0.7%)

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	287,123

	Reno, Nevada Hospital Revenue, Washoe Medical Center
615,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	646,759
655,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	689,767

	Richmond, Indiana Hospital Authority , Reid Hospital Project
155,000	5.000%, 01/01/19 Series A ETM	NR/A/NR	160,248

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	AA3/AA-/NR	1,042,363
70,000	5.250%, 08/15/25	NR/NR/NR*	78,457

	Total Hospital		2,904,717

	Local Public Property (2.8%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,154,203
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,274,810

	Salt Lake Valley, Utah Fire Service District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	523,665
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,776,695
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,050,400

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	525,820
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,111,620
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,063,873
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,185,610

	Total Local Public Property		11,666,696

	Public Schools (0.7%)

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	NR/A+/NR	1,053,080

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,880,370

	Total Public Schools		2,933,450

	Sales Tax (0.5%)

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	762,293

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,610,978

	Total Sales Tax		2,373,271

	State Agency (0.4%)

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,705,442

	Transportation (3.3%)

	North Texas Tollway Authority, Texas
3,315,000	6.100%, 01/01/28 Series A	NR/NR/NR*	3,620,908

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/NR	2,109,080
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/NR	1,054,540
6,920,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/NR	7,297,417

	Total Transportation		14,081,945

	Water and Sewer (2.6%)

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	672,976

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,598,727

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
940,000	5.250%, 06/30/34	NR/NR/NR*	1,073,320

	Ogden City, Utah Sewer & Water Revenue Bonds
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	785,783

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA+/AA+	1,057,350
1,250,000	5.250%, 07/15/28	NR/AA+/AA+	1,326,413

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	706,037

	Uintah Water Conservancy District, Utah, Water Conservancy Revenue
1,400,000	5.250%, 01/15/27 Series 2009A	NR/NR/NR*	1,507,968

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	501,500
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	702,100
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	842,520

	Total Water and Sewer		10,774,694

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		63,550,213

	Total Pre-Refunded\ Escrowed to Maturity Bonds		69,353,327

	Total Municipal Bonds (cost $410,102,636)		418,236,302

Shares	Short-Term Investment (2.4%)

10,141,243	Dreyfus Government Cash Management, Institutional Shares, 0.45%** (cost $10,141,243)	Aaa-mf/AAAm/NR	10,141,243

	Total Investments (cost $420,243,879-note b)	101.4%	428,377,545
	Other assets less liabilities	(1.4)	(5,903,486)
	Net Assets	100.0%	$422,474,059

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P and Fitch	11.2%
Pre-Refunded bonds\ ETM bonds††	16.6
Aa of Moody's or AA of S&P and Fitch	53.2
A of Moody's or S&P and Fitch	13.1
BBB of S&P	3.2
Not Rated*	2.7
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
December 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $420,140,272 amounted to $8,237,273, which consisted of aggregate gross unrealized appreciation of $12,784,581 and aggregate gross unrealized depreciation of $4,547,308.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$10,141,243
Level 2 – Other Significant Observable Inputs - Municipal Bonds	418,236,302
Level 3 – Significant Unobservable Inputs	-
Total	$428,377,545
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
December 31, 2016
(unaudited)

Principal Amount	General Obligation Bonds (19.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (7.5%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,320,000	6.250%, 01/01/29	NR/A-/NR	$1,476,671

	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AA	844,952

	Chandler, Arizona
1,500,000	4.000%, 07/01/25	Aaa/AAA/AAA	1,663,605
1,000,000	5.000%, 07/01/26	Aaa/AAA/AAA	1,185,530

	Flagstaff, Arizona
200,000	4.000%, 07/01/35	Aa2/AA/NR	209,166

	Flagstaff Improvement District (Aspen Place Sawmill)
360,000	5.000%, 01/01/32	Aa3/NR/NR	360,554

	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,060

	Gilbert Improvement District No. 20
635,000	5.100%, 01/01/29	Aa1/A+/NR	682,879

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,078,560

	Goodyear McDowell Road Commercial Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,058,140

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,272,476

	Queen Creek Improvement District No. 1
1,280,000	5.000%, 01/01/26	A3/A-/A-	1,280,000
1,280,000	5.000%, 01/01/32	A3/A-/A-	1,280,000

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	221,044

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,407,358
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,121,450
1,000,000	4.000%, 07/01/29	Aa1/AAA/AAA	1,087,210

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,067,660

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	827,754

	Total City		22,150,069

	County (0.4%)

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AA+	1,066,720

	School District (11.5%)

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,124,180

	Gila Co. Unified School District No. 10 (Payson)
350,000	5.000%, 07/01/26	Aa3/NR/NR	408,902
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,159,410

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	599,786
980,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	1,030,597

	Maricopa Co. Elementary School District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	278,320

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	938,400

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	297,138
350,000	5.000%, 07/01/34	Aa1/AA/NR	397,901

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	547,825

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,624,335
1,150,000	4.000%, 07/01/35	NR/AA-/NR	1,203,659
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	745,058

	Maricopa Co. Unified School District No. 24 (Gila Bend)
305,000	5.500%, 07/01/22	NR/NR/NR*	306,452

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,655,205

	Maricopa Co. Unified School District No. 60 (Higley)
1,000,000	5.000%, 07/01/24 AGMC Insured	A1/AA/NR	1,173,500
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,853,536

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,109,620

	Maricopa Co. Unified School District No. 80 (Chandler)
525,000	4.000%, 07/01/33	Aa1/AA/NR	557,813

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/AA-/NR	2,565,758
500,000	4.000%, 07/01/28	NR/A+/AA-	535,045

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,449,318

	Mohave Co. Unified School District No. 20 (Kingman)
1,000,000	5.000%, 07/01/26 BAMAC Insured	A2/AA/NR	1,168,590

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,294,913

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,395,988
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,090,562
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,075,970

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	779,849

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,113,399

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	964,692

	Pinal Co. Unified School District No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	544,040

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	696,787

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,285,632

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	805,450

	Total School District		33,777,630

	Total General Obligation Bonds		56,994,419

	Revenue Bonds (59.0%)

	Airport (3.4%)

	Phoenix Civic Improvement Corp. Airport Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,056,230
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,053,640
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,024,702
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,110,780
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,256,520
1,250,000	5.000%, 07/01/34	A1/A+/NR	1,418,088
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,117,120

	Total Airport		10,037,080

	Charter Schools (0.3%)

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	518,545

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	425,383

	Total Charter Schools		943,928

	Excise Tax (11.5%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	409,528
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,099,310

	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,541,190

	Cottonwood Pledged Revenue Obligations
500,000	4.000%, 07/01/27 BAMAC Insured	NR/AA/NR	550,130
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	582,185

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A2/AA-/NR	549,240

	Flagstaff Pledged Revenue
200,000	4.000%, 07/01/31	NR/AA-/NR	211,828

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa2/AA+/AAA	462,731

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	922,412
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,356,163

	Glendale Senior Excise Tax
1,000,000	5.000%, 07/01/32	A2/AA+/NR	1,138,400

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,703,580

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,070,630

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	289,611
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,595,846

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,211,036

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,465,340
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,470,960
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,171,480
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,839,856

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,158,000

	Pinal Co. Revenue Obligations Refunding
1,755,000	4.000%, 08/01/17	NR/AA/NR	1,785,572
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,696,410

	Queen Creek Excise Tax & State Shared Revenue
1,000,000	5.000%, 08/01/32	NR/AA/AA	1,164,410

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,730,640

	Show Low Improvement District No. 6
250,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	251,178

	Tempe Excise Tax
245,000	5.000%, 07/01/30	Aa2/AAA/NR	290,989
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,049,670

	Total Excise Tax		33,768,325

	Higher Education (6.8%)

	Arizona Board of Regents (Arizona State University System)
300,000	5.000%, 07/01/28	Aa3/AA/NR	353,277
480,000	5.000%, 07/01/31	Aa3/AA/NR	556,934
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,128,570
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,128,570
200,000	5.000%, 07/01/41	Aa3/AA/NR	224,678

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	650,434
250,000	5.000%, 06/01/38	A1/A+/NR	283,038
1,000,000	5.000%, 06/01/31 BAMAC Insured	A1/AA/NR	1,138,830
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,115,320
1,115,000	5.000%, 06/01/22 NPFG/FGIC Insured	A1/AA-/NR	1,132,026

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	582,365
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,678,110

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	461,660
460,000	5.000%, 06/01/31	Aa2/AA-/NR	519,041

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	A1/AA-/NR	699,213

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	715,214

	Glendale Industrial Development Authority (Midwestern University)
600,000	5.000%, 05/15/35	NR/A/A+	649,056

	McAllister Academic Village (Arizona State University Hassayampa)
500,000	5.000%, 07/01/38	A1/AA-/NR	557,120

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,601,638

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/A-/NR	548,860

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,216,640

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,102,490

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,063,860

	Total Higher Education		20,106,944

	Hospital (9.8%)

	Arizona Health Facilities Authority (Banner Health)
1,750,000	5.000%, 01/01/43	NR/AA-/AA-	1,863,435
3,500,000	5.000%, 01/01/44	NR/AA-/AA-	3,804,885

	Arizona Health Facilities Authority (Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A	1,595,175
2,000,000	5.250%, 03/01/39	A3/A/A	2,155,840

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
2,950,000	5.000%, 02/01/34	NR/BBB+/NR	3,114,610

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,312,690
435,000	5.000%, 12/01/39	A2/NR/A	474,998
3,500,000	5.000%, 12/01/42	A2/NR/A	3,814,300

	Maricopa Co. Industrial Development Authority (Banner Health)
2,000,000	4.000%, 01/01/38	NR/AA-/AA-	2,009,820

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/NR/A	1,058,860
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	815,093

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	567,770
500,000	5.250%, 10/01/26	NR/AA/NR	567,290

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,088,450
425,000	5.000%, 08/01/34	Baa1/NR/BBB+	455,366

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,842,204
200,000	5.000%, 08/01/32	NR/A-/NR	221,200

	Total Hospital		28,761,986

	Lease (3.9%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	675,264
500,000	5.000%, 09/01/28	A2/A/NR	561,320
1,000,000	5.000%, 09/01/29	A2/A/NR	1,120,410

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,232,680

	Cave Creek COP
245,000	5.750%, 07/01/19	NR/AA/NR	250,503

	Nogales, Arizona Municipal Development Authority
500,000	4.000%, 06/01/36	NR/AA/NR	514,750

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,470,853

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	562,700

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,637,655
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	731,111

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	581,095

	Total Lease		11,338,341

	Mortgage (2.6%)

	Festival Ranch Community Facilities District
1,000,000	4.000%, 07/15/36 BAMAC Insured	NR/AA/NR	1,025,510

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	525,200
500,000	4.000%, 07/15/32	A1/A-/NR	514,785

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,074,000

	Marley Park Community Facilities District
535,000	4.000%, 07/15/34 BAMAC Insured	NR/AA/NR	549,081

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	770,630

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	521,880
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	901,793

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,098

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	531,550

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A-	599,000

	Total Mortgage		7,668,527

	Pollution Control (2.6%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,700,000	4.500%, 03/01/30	A3/BBB+/NR	2,776,140

	Coconino Co. Pollution Control, Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/BBB+/NR	2,107,620

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,083,490

	Pima Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/BBB+/NR	1,605,945

	Total Pollution Control		7,573,195

	Transportation (3.0%)

	Arizona State Transportation Board Excise Tax Revenue (Maricopa Co. Regional Area Road Fund)
500,000	5.000%, 07/01/25	Aa1/AA+/NR	591,630

	Arizona Transportation Board Revenue
1,675,000	5.000%, 07/01/28	Aa1/AAA/NR	1,969,381
4,800,000	5.000%, 07/01/33	Aa1/AAA/NR	5,540,839

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	580,940

	Total Transportation		8,682,790

	Utility (9.1%)

	Arizona Power Authority (Hoover Dam Project)
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,258,332

	Central Arizona Water Conservation District Water Delivery (Central Arizona Project)
750,000	5.000%, 01/01/33	Aa2/AA+/AA	862,313
750,000	5.000%, 01/01/34	Aa2/AA+/AA	858,510

	Greater Arizona Development Authority Revenue
505,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	506,515
700,000	5.000%, 08/01/24	NR/A/NR	737,023
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	566,010
1,200,000	5.000%, 08/01/29	A1/A/NR	1,288,860

	Mesa Utility System
250,000	4.000%, 07/01/32	Aa2/AA-/NR	266,045
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,330,097

	Salt River Project Agricultural Improvement and Power Revenue
1,500,000	5.000%, 12/01/28	Aa1/AA/NR	1,703,235
3,250,000	5.000%, 12/01/30	Aa1/AA/NR	3,639,155
5,000,000	5.000%, 12/01/31	Aa1/AA/NR	5,582,700
1,000,000	5.000%, 01/01/33	Aa1/AA/NR	1,176,240
1,105,000	5.000%, 12/01/36	Aa1/AA/NR	1,259,280
1,000,000	5.000%, 12/01/45	Aa1/AA/NR	1,129,350

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,460,050

	Total Utility		26,623,715

	Water/Sewer (6.0%)

	Avondale Water & Sewer Revenue
565,000	4.000%, 07/01/36	Aa2/AA/NR	590,431

	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AA+	1,258,377
820,000	4.000%, 07/01/35	NR/AAA/AA+	863,017

	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,322,200
500,000	5.000%, 07/01/28	A1/AA/NR	572,570

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,938,090
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	710,717
500,000	5.000%, 07/01/35 AGMC Insured	A2/AA/NR	574,035
775,000	5.000%, 07/01/45 AGMC Insured	A2/AA/NR	875,518

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,120,250

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,843,545
500,000	5.500%, 07/01/35	Aa2/AA+/NR	575,800

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.500%, 07/01/38†††	Aa2/AAA/NR	1,272,403

	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,148,090

	Yuma Municipal Property Corp. Utility System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	1,980,823

	Total Water/Sewer		17,645,866

	Total Revenue Bonds		173,150,697

	Pre-Refunded\ Escrowed to Maturity Bonds (19.9%)††

	Pre-Refunded General Obligation Bonds (4.3%)

	City (0.4%)

	Tempe, Arizona
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,017,470

	County (0.7%)

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,121,200

	School District (3.2%)

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,095,350

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	408,348
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,066,940

	Maricopa Co. Unified School District No. 89 (Dysart)
1,500,000	6.000%, 07/01/28	NR/A+/NR	1,604,775

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	527,955

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	A2/AA/NR	1,244,114

	Pima Co. Unified School District No. 1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa3/AA/NR	1,583,865

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,125,420

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	675,290

	Total School District		9,332,057

	Total Pre-Refunded General Obligation Bonds		12,470,727

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds(15.6%)

	Excise Tax (2.8%)

	Goodyear Public Improvement Corp.
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,403,521

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A3/AA/NR	1,619,985

	Scottsdale Municipal Property Corp.
3,000,000	4.500%, 07/01/20 AMBAC Insured	Aa1/AAA/AAA	3,051,660

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,113,340

	Total Excise Tax		8,188,506

	Higher Education (0.7%)

	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,928,989

	Hospital (5.3%)

	Arizona Health Facilities Authority (Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	311,934
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,230,913

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,657,860

	Maricopa Co. Hospital Revenue (Sun Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,710,555
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,517,955

	Maricopa Co. Industrial Development Authority (Dignity Health)
3,000,000	5.250%, 07/01/32	A3/A/A	3,053,250

	University Medical Center Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	1,020,510
500,000	6.000%, 07/01/39	NR/NR/NR*	584,520

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,333,450

	Total Hospital		15,420,947

	Lease (2.2%)

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA/NR	1,063,450
3,000,000	5.500%, 09/01/23	Aa3/AA-/NR	3,208,740

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA/NR	2,089,060

	Total Lease		6,361,250

	Mortgage (0.0%)

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue (National Health Project)
430,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	438,385

	Transportation (0.7%)

	Arizona Transportation Board Revenue
1,900,000	5.250%, 07/01/24	Aa2/AA+/AA	2,130,280

	Utility (2.4%)

	Arizona Water Infrastructure Finance Authority
3,500,000	5.000%, 10/01/28	Aaa/AAA/NR	3,725,015

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	285,988

	Salt River Project Agricultural Improvement and Power Revenue
910,000	5.000%, 01/01/25	Aa1/AA/NR	945,545
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,052,144

	Total Utility		7,008,692

	Water/Sewer (1.5%)

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA+/AA	2,058,560

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA/AA-	2,266,480

	Total Water/Sewer		4,325,040

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		45,802,089

	Total Pre-Refunded\ Escrowed to Maturity Bonds		58,272,816

	Total Municipal Bonds (cost $278,985,352)		288,417,932

Shares	Short-Term Investment (1.3%)

3,669,859	Dreyfus Government Cash Management, Institutional Shares, 0.45%** (cost $3,669,859)	Aaa-mf/AAAm/NR	3,669,859

	Total Investments (cost $282,655,211-note b)	99.6%	292,087,791
	Other assets less liabilities	0.4	1,282,798
	Net Assets	100.0%	$293,370,589

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	8.1%
Pre-refunded bonds\ ETM bonds††	20.2
Aa of Moody's or AA of S&P or Fitch	47.9
A of Moody's or S&P or Fitch	19.0
Baa of Moody's or BBB of S&P or Fitch	3.9
Not Rated*	0.9
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM.  All other securities in the category are pre-refunded.

††† Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
December 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $282,600,294 amounted to $9,487,497, which consisted of aggregate gross unrealized appreciation of $12,068,484 and aggregate gross unrealized depreciation of $2,580,987.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,669,859
Level 2 – Other Significant Observable Inputs- Municipal Bonds	288,417,932
Level 3 – Significant Unobservable Inputs	-
Total	$292,087,791
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 21, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 21, 2017